Convertible Notes	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Convertible Notes
13	Convertible notes

On April 17, 2018, the Company issued zero coupon convertible notes (the “Convertible Notes”) due 2021 in an aggregate principal amount of US$35,000 to one existing and one new investor. The Convertible Notes will mature on their third anniversary date. Holders of the convertible notes may, at their option during a period starting from the issue date until seven days prior to the maturity of the notes, subject to certain exceptions, convert the notes into common shares of the Company at the then applicable conversion price, which is initially US$11.76 per share, subject to certain anti-dilution and other adjustments (the “Conversion Option”). On the commitment date, the conversion option did not qualify for derivative accounting as the underlying common shares which the Convertible Note could be converted into were not publicly traded nor could they be readily convertible into cash in accordance with ASC 815-15 and ASC 815-40. Upon the initial public offering, whilst the net settlement criteria is subsequently met, the Conversion Option continued not to qualify for derivative accounting as it meets the scope exception provided for under ASC 815-10-15-74(a).

If no qualified IPO were to occur within two years of the issue date, the outstanding obligation at their principal amount with an amount representing a total internal rate of return of 8% per annum, under the Convertible Notes would be immediately due and payable (“Contingent Redemption Option”). If the event of default as defined in the Convertible Notes were to occur, a simple interest of 15% will accrue on the principal. If the Company fails to deliver and register title to any shares following conversion of any Convertible Note, an interest represents a total internal rate of return of 15% per annum will accrue on the principal (both “Contingent Interest Feature”).

The debt issuance costs of the Convertible Notes is US$1,275. The Company evaluated and determined if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features (“BCF”).

The Company also evaluated the Contingent Redemption Option and Contingent Interest Feature contained in the Convertible Notes in accordance with ASC 815. Both features qualify for derivative accounting as they are not clearly and closely related to the debt host and will be accounted for as a single compound derivative. At issuance date, the Company recognized a derivative liability of US$3,224, which was subsequently accounted for at fair value with a change in fair value of US$3,224 recognized in current earnings for the year ended December 31, 2018 due to a qualified IPO.

Furthermore, as the most favorable conversion price used to measure the BCF for the Convertible Note was the issuance price of US$11.76, no BCF was recognized for the Convertible Note as the fair value per ordinary share at the commitment date was US$9.87, which was less than the most favorable conversion price.

Both principal amount subsequent to the bifurcation of its compound derivative and the issuance costs are amortized as interest expense using the effective interest rate method through the maturity dates of the convertible notes. The effective interest rate was 4.69%.

The principal amount, debt issuance costs and derivative liability as of December 31, 2018 was as follows:

	As of April 17, 2018	Charge to profit and loss	Foreign currency translation adjustment	As of December 31, 2018
	RMB	RMB	RMB	RMB	US$
Principal amount	219,699	—	20,513	240,212	34,937
Issuance costs	(8,436)	—	—	(8,436)	(1,227)
Contingent redemption feature	(19,805)	—	4,208	(15,597)	(2,268)
Convertible notes	191,458	—	24,721	216,179	31,442
Derivative liability	20,237	(21,302)	1,065	—	—
Total	211,695	(21,302)	25,786	216,179	31,442

As of December 31, 2018, aggregate future principal payments for the Convertible Notes were as follows:

	RMB	US$
1 year (Including 1 year)	—	—
1 year to 2 years (Including 2 years)	—	—
2 years to 3 years (Including 3 years)	240,212	35,000
Total	240,212	35,000